Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 0.43	$ 0.14	$ 0.62
Interim dividend, Per share	0.55	0.40	0.16
Dividends paid during the period, Per share	$ 0.98	$ 0.54	$ 0.78
Prior year final dividend, Total	$ 2,291	$ 746	$ 3,299
Interim dividend, Total	2,930	2,125	855
Dividends paid during the period, Total	$ 5,221	$ 2,871	$ 4,154